Dividends - Summary of Dividends on Ordinary Capital (Detail) - Unilever PLC [member]	Jun. 30, 2021 £ / shares	Jun. 30, 2021 € / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 £ / shares	Mar. 31, 2021 € / shares	Mar. 31, 2021 $ / shares
Ordinary Shares [member] | Traded On The London Stock Exchange [member]
Disclosure of Dividends [Line Items]
Dividend per share | £ / shares	£ 0.3693			£ 0.3710
Ordinary Shares [member] | Traded On Euronext In Amsterdam [member]
Disclosure of Dividends [Line Items]
Dividend per share | € / shares		€ 0.4268			€ 0.4268
American Depositary Receipts [member]
Disclosure of Dividends [Line Items]
Dividend per share | $ / shares			$ 0.5031			$ 0.5159